Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset

The Company’s deferred tax assets consist of the following:

	December 31,
	2024	2023
Net operating loss carry forward	$2,492,309	$2,059,621
Intangible assets	4,907	25,712
Stock-Based Compensation	176,387	175,167
Foreign Tax Credit	30,000	30,000
Valuation allowance	(2,703,603)	(2,290,500)
Balance, end of year	$—	$—

Schedule of Tax Expense	Tax expense consisted primarily of the following:
	December 31,
	2024	2023
Federal	$—	$—
State	—	—
Foreign	100,000	30,000
Deferred	—	—
Total	$100,000	$30,000

Schedule of Deferred Tax Asset Effective Tax Rate

The reconciliation between the effective tax rate on loss before income taxes and the statutory rate for the year ended December 31, 2024 is as follows:

	Tax	Percentage
Book loss before taxes	$(498,047)	21.00%
State taxes, net	—	—
Foreign taxes, net	79,000	(3.33)%
Meals and entertainment	6,318	(0.27)%
Warrant income	(34,583)	1.46%
Interest expense	118,904	(5.01)%
Change in valuation allowance	413,104	(17.42)%
Change in estimate for prior year taxes	15,304	(0.65)%
Total	$100,000
Effective tax rate		(4.22)%

The reconciliation between the effective tax rate on loss before income taxes and the statutory rate for the year ended December 31, 2023 is as follows:

	Tax	Percentage
Book income before taxes	$484,650	21.00%
State taxes, net	—	—
Meals and entertainment	1,369	0.06%
Warrant expense	28,640	1.24%
Interest expense	240,013	10.40%
Change in valuation allowance	(585,185)	(25.36)%
Change in estimate for prior year taxes	(139,487)	(6.04)%
Total	$30,000
Effective tax rate		1.30%